JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 60.0%
Aerospace & Defense — 0.4%
Boeing Co. (The) 4.51%, 5/1/2023	31,519,000	32,906,281
Leidos, Inc. 2.95%, 5/15/2023	46,063,000	47,333,736

		80,240,017

Automobiles — 2.9%
BMW US Capital LLC (Germany)
2.95%, 4/14/2022(a)	18,360,000	18,533,152
3.80%, 4/6/2023(a)	72,574,000	75,528,046
2.25%, 9/15/2023(a)(b)	18,130,000	18,568,878
(SOFR + 0.53%), 0.58%, 4/1/2024(a)(c)	22,838,000	22,997,265
Daimler Finance North America LLC (Germany)
2.85%, 1/6/2022(a)	2,066,000	2,070,246
(ICE LIBOR USD 3 Month + 0.90%), 1.06%, 2/15/2022(a)(c)	57,847,000	57,935,959
(ICE LIBOR USD 3 Month + 0.88%), 1.04%, 2/22/2022(a)(c)	28,500,000	28,546,110
2.55%, 8/15/2022(a)	9,996,000	10,133,475
Hyundai Capital America 3.10%, 4/5/2022(a)(b)	2,303,000	2,320,296
2.85%, 11/1/2022(a)(b)	10,000,000	10,188,065
1.15%, 11/10/2022(a)	27,058,000	27,139,444
0.80%, 4/3/2023(a)	42,540,000	42,393,434
5.75%, 4/6/2023(a)	10,021,000	10,636,625
0.88%, 6/14/2024(a)	30,000,000	29,637,818
Kia Corp. (South Korea)
3.00%, 4/25/2023(a)(b)	6,000,000	6,180,660
1.00%, 4/16/2024(a)	12,580,000	12,529,051
Nissan Motor Acceptance Co. LLC 1.13%, 9/16/2024(a)	22,750,000	22,407,010
Volkswagen Group of America Finance LLC (Germany)
2.90%, 5/13/2022(a)	29,836,000	30,141,444
2.70%, 9/26/2022(a)(b)	9,928,000	10,088,945
0.75%, 11/23/2022(a)	13,636,000	13,646,516
3.13%, 5/12/2023(a)	22,136,000	22,828,445
4.25%, 11/13/2023(a)(b)	9,666,000	10,248,693
0.88%, 11/22/2023(a)	45,500,000	45,296,842

		529,996,419

Banks — 23.8%
ANZ New Zealand Int’l Ltd. (New Zealand)
2.88%, 1/25/2022(a)	2,585,000	2,594,899
1.90%, 2/13/2023(a)(b)	3,630,000	3,686,068
ASB Bank Ltd. (New Zealand)
(ICE LIBOR USD 3 Month + 0.97%), 1.09%, 6/14/2023(a)(c)	1,441,000	1,458,665

Investments	Principal Amount ($)	Value ($)
Australia & New Zealand Banking Group Ltd. (Australia)
2.63%, 5/19/2022	11,522,000	11,646,652
2.63%, 11/9/2022	16,021,000	16,346,960
2.05%, 11/21/2022	12,527,000	12,718,298
Banco Santander SA (Spain)
3.50%, 4/11/2022	29,407,000	29,705,250
(ICE LIBOR USD 3 Month + 1.09%), 1.25%, 2/23/2023(c)	6,000,000	6,058,041
3.13%, 2/23/2023	5,315,000	5,456,107
(ICE LIBOR USD 3 Month + 1.12%), 1.24%, 4/12/2023(c)	4,000,000	4,040,096
3.85%, 4/12/2023	51,232,000	53,192,834
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024(c)	37,000,000	36,792,440
2.75%, 5/28/2025	10,000,000	10,343,000
Bank of America Corp.
3.30%, 1/11/2023	1,473,000	1,516,446
(ICE LIBOR USD 3 Month + 0.93%),
2.82%, 7/21/2023(b)(c)	2,515,000	2,546,888
4.10%, 7/24/2023	1,101,000	1,162,680
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(c)	17,197,000	17,584,447
(BSBY3M + 0.43%), 0.59%, 5/28/2024(c)	100,000	100,097
(SOFR + 0.41%), 0.52%, 6/14/2024(c)	49,982,000	49,606,923
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025(c)	2,392,000	2,505,436
(SOFR + 0.69%), 0.98%, 4/22/2025(c)	42,672,000	42,308,981
Bank of Montreal (Canada)
(ICE LIBOR USD 3 Month + 0.57%), 0.70%, 3/26/2022(c)	30,500,000	30,552,833
2.35%, 9/11/2022(b)	5,511,000	5,596,313
2.05%, 11/1/2022(b)	5,930,000	6,014,624
(SOFR + 0.27%), 0.32%, 4/14/2023(c)	90,125,000	90,212,421
0.40%, 9/15/2023(b)	42,309,000	42,079,848
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 0.64%), 0.76%, 3/7/2022(c)	10,108,000	10,123,575
2.70%, 3/7/2022	11,850,000	11,923,727
2.45%, 9/19/2022(b)	5,887,000	5,984,145
1.95%, 2/1/2023	11,814,000	11,990,087
1.63%, 5/1/2023(b)	2,850,000	2,887,426
0.80%, 6/15/2023(b)	5,025,000	5,031,647

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
(SOFR + 0.28%), 0.33%, 6/23/2023(c)	62,385,000	62,401,866
Banque Federative du Credit Mutuel SA (France)
2.70%, 7/20/2022(a)	10,055,000	10,195,506
2.13%, 11/21/2022(a)	17,217,000	17,475,265
3.75%, 7/20/2023(a)	4,865,000	5,097,018
Barclays Bank plc (United Kingdom) 1.70%, 5/12/2022	23,728,000	23,830,548
Barclays plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.63%), 1.75%, 1/10/2023(c)	27,550,000	27,595,595
3.68%, 1/10/2023(b)	1,800,000	1,805,661
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023(c)	60,917,000	61,388,129
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024(c)	29,647,000	29,449,103
BNP Paribas SA (France)
2.95%, 5/23/2022(a)	8,058,000	8,153,670
3.50%, 3/1/2023(a)	152,307,000	157,403,754
3.80%, 1/10/2024(a)(b)	42,459,000	44,693,590
3.38%, 1/9/2025(a)(b)	17,041,000	17,964,519
BNZ International Funding Ltd. (New Zealand)
2.65%, 11/3/2022(a)(b)	4,855,000	4,952,151
3.38%, 3/1/2023(a)	13,260,000	13,707,723
Canadian Imperial Bank of Commerce (Canada)
2.55%, 6/16/2022(b)	740,000	748,768
0.45%, 6/22/2023(b)	53,143,000	52,811,911
0.95%, 6/23/2023(b)	22,416,000	22,475,312
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023(c)	12,898,000	13,052,326
(SOFR + 0.40%), 0.45%, 12/14/2023(b)(c)	50,032,000	50,103,874
Capital One NA 2.15%, 9/6/2022	24,273,000	24,539,578
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)	91,206,000	91,532,059
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(c)	2,097,000	2,125,371
(SOFR + 1.67%), 1.68%, 5/15/2024(b)(c)	500,000	505,377
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024(c)	1,937,000	2,025,334
Citizens Bank NA
(ICE LIBOR USD 3 Month + 0.72%), 0.88%, 2/14/2022(c)	13,543,000	13,552,688
3.25%, 2/14/2022	21,626,000	21,700,177
2.65%, 5/26/2022	14,375,000	14,501,572

Investments	Principal Amount ($)	Value ($)
Commonwealth Bank of Australia (Australia)
(ICE LIBOR USD 3 Month + 0.70%), 0.82%, 3/10/2022(a)(c)	2,348,000	2,352,027
2.75%, 3/10/2022(a)	1,452,000	1,461,634
2.50%, 9/18/2022(a)(b)	13,980,000	14,200,973
1.63%, 10/17/2022(a)	25,290,000	25,560,100
Cooperatieve Rabobank UA (Netherlands)
(ICE LIBOR USD 3 Month + 0.83%), 0.95%, 1/10/2022(c)	3,700,000	3,703,064
2.75%, 1/10/2022(b)	420,000	421,105
3.88%, 2/8/2022	18,176,000	18,292,833
3.88%, 9/26/2023(a)(b)	6,490,000	6,835,538
(SOFR + 0.30%), 0.35%, 1/12/2024(c)	62,834,000	62,883,576
Credit Agricole SA (France)
3.38%, 1/10/2022(a)	3,801,000	3,812,341
3.75%, 4/24/2023(a)	113,700,000	118,377,734
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	59,705,000	61,173,353
DBS Group Holdings Ltd. (Singapore) 2.85%, 4/16/2022(a)(b)	44,859,000	45,219,936
DNB Bank ASA (Norway) 2.15%, 12/2/2022(a)	35,121,000	35,696,184
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.33%), 0.86%, 9/30/2025(a)(c)	48,051,000	47,513,178
Federation des Caisses Desjardins du Quebec (Canada)
1.95%, 9/26/2022(a)	25,000,000	25,319,538
(SOFR + 0.43%), 0.48%, 5/21/2024(a)(c)	41,345,000	41,313,991
0.70%, 5/21/2024(a)	26,044,000	25,744,578
Fifth Third Bancorp
2.60%, 6/15/2022	33,996,000	34,327,338
1.63%, 5/5/2023	18,545,000	18,761,094
First Republic Bank (SOFR + 0.62%), 1.91%, 2/12/2024(c)	592,000	599,364
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023(c)	87,422,000	88,036,915
3.60%, 5/25/2023	12,181,000	12,678,738
(SOFR + 0.53%), 0.73%, 8/17/2024(c)	48,545,000	48,199,080
(SOFR + 0.71%), 0.98%, 5/24/2025(c)	59,681,000	59,009,271
Huntington National Bank (The)
3.13%, 4/1/2022(b)	2,128,000	2,142,400

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
2.50%, 8/7/2022	16,029,000	16,235,688
1.80%, 2/3/2023	500,000	506,237
ING Groep NV (Netherlands)
(ICE LIBOR USD 3 Month + 1.15%), 1.28%, 3/29/2022(c)	28,625,000	28,718,619
3.15%, 3/29/2022(b)	58,170,000	58,681,143
4.10%, 10/2/2023	3,730,000	3,938,730
Intesa Sanpaolo SpA (Italy) 3.13%, 7/14/2022(a)	91,015,000	92,314,266
KeyBank NA
2.40%, 6/9/2022	965,000	975,202
2.30%, 9/14/2022(b)	5,119,000	5,191,855
1.25%, 3/10/2023(b)	500,000	503,750
(SOFR + 0.32%), 0.43%, 6/14/2024(c)	68,003,000	67,582,060
Lloyds Banking Group plc (United Kingdom)
3.00%, 1/11/2022	7,896,000	7,917,872
(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023(b)(c)	78,163,000	78,640,172
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023(c)	15,176,000	15,215,753
4.05%, 8/16/2023	27,349,000	28,812,054
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023(c)	3,334,000	3,394,732
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.70%, 5/11/2024(c)	45,000,000	44,839,129
Mitsubishi UFJ Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.92%), 1.08%, 2/22/2022(c)	4,789,000	4,795,221
3.00%, 2/22/2022	42,869,000	43,123,263
(ICE LIBOR USD 3 Month + 0.70%), 0.82%, 3/7/2022(c)	22,890,000	22,928,056
3.22%, 3/7/2022	3,842,000	3,871,025
2.62%, 7/18/2022	24,117,000	24,441,279
2.67%, 7/25/2022	72,439,000	73,463,432
3.46%, 3/2/2023	351,000	362,816
(ICE LIBOR USD 3 Month + 0.86%), 0.98%, 7/26/2023(c)	1,594,000	1,609,887
3.76%, 7/26/2023	2,493,000	2,613,376
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.96%, 10/11/2025(b)(c)	33,780,000	33,383,268

Investments	Principal Amount ($)	Value ($)
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.94%), 1.12%, 2/28/2022(b)(c)	1,765,000	1,768,512
2.60%, 9/11/2022(b)	14,686,000	14,930,716
3.55%, 3/5/2023	3,942,000	4,080,965
(ICE LIBOR USD 3 Month + 0.84%), 0.96%, 7/16/2023(c)	9,601,000	9,641,197
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023(c)	4,363,000	4,416,009
(ICE LIBOR USD 3 Month + 0.85%), 0.96%, 9/13/2023(b)(c)	107,214,000	107,669,974
(ICE LIBOR USD 3 Month + 0.63%), 0.81%, 5/25/2024(c)	10,000,000	10,026,845
(SOFR + 1.25%), 1.24%, 7/10/2024(c)	15,000,000	15,062,602
(SOFR + 0.87%), 0.85%, 9/8/2024(c)	29,700,000	29,609,918
(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024(c)	8,066,000	8,477,156
MUFG Bank Ltd. (Japan) 4.10%, 9/9/2023(a)	200,000	212,133
MUFG Union Bank NA 3.15%, 4/1/2022	1,220,000	1,228,416
(SOFR + 0.71%), 0.76%, 12/9/2022(c)	24,750,000	24,884,866
National Australia Bank Ltd. (Australia)
2.50%, 5/22/2022	8,967,000	9,058,253
1.88%, 12/13/2022	7,765,000	7,878,116
3.00%, 1/20/2023	5,600,000	5,756,940
2.88%, 4/12/2023	3,345,000	3,449,706
National Bank of Canada (Canada)
2.15%, 10/7/2022(a)(b)	19,802,000	20,076,432
2.10%, 2/1/2023	43,700,000	44,392,775
(SOFR + 0.30%), 0.35%, 5/16/2023(b)(c)	46,819,000	46,841,506
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 0.90%, 8/15/2023(c)	17,036,000	17,060,887
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.47%), 1.63%, 5/15/2023(c)	83,064,000	83,455,166
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(b)(c)	9,400,000	9,511,639
3.88%, 9/12/2023	40,000,000	41,813,804
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024(c)	133,000	135,521

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025(c)	10,045,000	10,679,019
NatWest Markets plc (United Kingdom)
3.63%, 9/29/2022(a)	25,670,000	26,335,216
2.38%, 5/21/2023(a)	10,000,000	10,222,194
(SOFR + 0.53%), 0.58%, 8/12/2024(a)(c)	20,000,000	20,027,200
Nordea Bank Abp (Finland)
1.00%, 6/9/2023(a)	15,826,000	15,894,474
3.75%, 8/30/2023(a)	1,534,000	1,610,125
PNC Bank NA
(ICE LIBOR USD 3 Month + 0.42%), 2.03%, 12/9/2022(c)	3,610,000	3,611,043
(ICE LIBOR USD 3 Month + 0.32%), 1.74%, 2/24/2023(c)	2,405,000	2,411,027
PNC Financial Services Group, Inc. (The) 2.85%, 11/9/2022(d)	1,465,000	1,496,352
Royal Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.73%), 0.86%, 2/1/2022(c)	1,333,000	1,334,680
2.75%, 2/1/2022(b)	12,939,000	12,990,885
1.95%, 1/17/2023	479,000	486,194
1.60%, 4/17/2023(b)	26,338,000	26,676,832
(SOFR + 0.45%), 0.50%, 10/26/2023(c)	62,070,000	62,330,384
Santander UK plc (United Kingdom) 2.10%, 1/13/2023(b)	21,152,000	21,487,187
Skandinaviska Enskilda Banken AB (Sweden)
3.05%, 3/25/2022(a)	13,760,000	13,869,667
2.20%, 12/12/2022(a)	10,957,000	11,138,468
Societe Generale SA (France)
4.25%, 9/14/2023(a)	16,840,000	17,801,408
3.88%, 3/28/2024(a)	46,589,000	49,287,296
2.63%, 10/16/2024(a)	20,595,000	21,213,153
2.63%, 1/22/2025(a)	5,000,000	5,140,969
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.04%, 6/18/2025(a)(b)(c)	53,000,000	52,275,828
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 1.28%, 1/20/2023(a)(c)	9,712,000	9,722,198
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023(a)(c)	41,232,000	41,422,211
(SOFR + 1.25%), 1.30%, 10/14/2023(a)(b)(c)	21,479,000	21,637,715

Investments	Principal Amount ($)	Value ($)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023(a)(c)	16,742,000	16,779,939
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025(a)(c)	10,000,000	9,895,616
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.88%), 1.21%, 3/23/2025(a)(c)	12,000,000	11,931,575
Sumitomo Mitsui Banking Corp. (Japan) 3.20%, 7/18/2022	24,653,000	25,068,753
Sumitomo Mitsui Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.97%), 1.09%, 1/11/2022(b)(c)	19,000,000	19,018,658
2.85%, 1/11/2022	262,000	262,713
2.78%, 7/12/2022	45,567,000	46,212,752
2.78%, 10/18/2022	6,875,000	7,009,578
3.10%, 1/17/2023	184,000	188,988
Sumitomo Mitsui Trust Bank Ltd. (Japan) (SOFR + 0.44%), 0.49%, 9/16/2024(a)(c)	33,827,000	33,808,003
Toronto-Dominion Bank (The) (Canada)
1.90%, 12/1/2022	3,189,000	3,235,560
0.25%, 1/6/2023	78,100,000	77,819,331
(SOFR + 0.24%), 0.29%, 1/6/2023(b)(c)	73,141,000	73,197,908
(SOFR + 0.48%), 0.53%, 1/27/2023(c)	29,380,000	29,480,215
(SOFR + 0.22%), 0.27%, 6/2/2023(c)	84,848,000	84,862,000
0.75%, 6/12/2023	33,955,000	33,982,183
0.45%, 9/11/2023	48,000	47,769
Truist Bank (SOFR + 0.20%), 0.25%, 1/17/2024(c)	66,448,000	66,415,440
Truist Financial Corp.
2.70%, 1/27/2022	271,000	271,462
3.05%, 6/20/2022	17,689,000	17,909,819
US Bancorp (ICE LIBOR USD 3 Month + 0.64%), 0.76%, 1/24/2022(c)	54,000	54,004
US Bank NA
1.80%, 1/21/2022(b)	500,000	500,535
2.65%, 5/23/2022	2,081,000	2,099,088

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Wells Fargo & Co.
(SOFR + 1.60%), 1.65%, 6/2/2024(c)	24,600,000	24,858,029
(SOFR + 0.51%), 0.80%, 5/19/2025(c)	19,800,000	19,610,535
Westpac Banking Corp. (Australia)
(ICE LIBOR USD 3 Month + 0.85%), 0.97%, 1/11/2022(c)	4,524,000	4,527,883
2.50%, 6/28/2022	8,763,000	8,870,201
2.00%, 1/13/2023	1,140,000	1,158,577

		4,398,869,960

Beverages — 0.6%
Coca-Cola Europacific Partners plc (United Kingdom) 0.50%, 5/5/2023(a)	54,995,000	54,686,976
Heineken NV (Netherlands) 2.75%, 4/1/2023(a)	6,250,000	6,408,279
Keurig Dr Pepper, Inc. 0.75%, 3/15/2024	56,488,000	55,902,795

		116,998,050

Biotechnology — 0.9%
AbbVie, Inc.
3.45%, 3/15/2022(b)	9,930,000	9,964,519
2.90%, 11/6/2022	35,000,000	35,703,169
2.30%, 11/21/2022	89,162,000	90,506,350
Biogen, Inc. 3.63%, 9/15/2022	5,311,000	5,435,626
Gilead Sciences, Inc. 3.25%, 9/1/2022	22,641,000	22,979,317

		164,588,981

Building Products — 0.0%(e)
Carlisle Cos., Inc. 0.55%, 9/1/2023	2,027,000	2,015,080

Capital Markets — 5.8%
Bank of New York Mellon Corp. (The)
2.60%, 2/7/2022	383,000	383,873
1.85%, 1/27/2023(b)	1,210,000	1,226,941
2.95%, 1/29/2023(b)	396,000	406,028
3.50%, 4/28/2023	818,000	849,134
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023(c)	5,401,000	5,448,928
Charles Schwab Corp. (The)
3.23%, 9/1/2022(b)	300,000	305,727
2.65%, 1/25/2023(b)	3,499,000	3,575,736
(SOFR + 0.50%), 0.55%, 3/18/2024(c)	1,642,000	1,646,752
Credit Suisse AG (Switzerland)
(SOFR + 0.45%), 0.50%, 2/4/2022(c)	5,878,000	5,879,763
2.80%, 4/8/2022(b)	67,624,000	68,188,625
1.00%, 5/5/2023(b)	8,715,000	8,741,715
Series FXD, 0.52%, 8/9/2023	50,000,000	49,752,069

Investments	Principal Amount ($)	Value ($)
(SOFR + 0.39%), 0.44%, 2/2/2024(c)	40,999,000	40,927,252
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022(a)	2,583,000	2,606,950
Deutsche Bank AG (Germany) 0.90%, 5/28/2024(b)	24,100,000	23,936,503
Goldman Sachs Group, Inc. (The)
0.52%, 3/8/2023	32,717,000	32,610,861
(ICE LIBOR USD 3 Month + 1.05%), 1.17%, 6/5/2023(c)	9,896,000	9,929,202
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(b)(c)	14,839,000	14,996,441
(ICE LIBOR USD 3 Month + 1.00%), 1.12%, 7/24/2023(c)	1,343,000	1,348,275
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023(b)(c)	40,333,000	40,856,587
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023(c)	33,389,000	33,302,452
(SOFR + 0.57%), 0.67%, 3/8/2024(c)	77,500,000	77,213,177
Intercontinental Exchange, Inc. 2.35%, 9/15/2022(b)	2,115,000	2,141,268
Macquarie Bank Ltd. (Australia)
2.10%, 10/17/2022(a)	4,920,000	4,986,472
0.44%, 12/16/2022(a)	85,955,000	85,832,049
(SOFR + 0.30%), 0.35%, 4/6/2023(a)(c)	140,000,000	139,980,918
Moody’s Corp. 4.50%, 9/1/2022	2,048,000	2,088,266
Morgan Stanley
2.75%, 5/19/2022(b)	36,682,000	37,064,643
(SOFR + 0.70%), 0.75%, 1/20/2023(c)	18,323,000	18,334,910
3.13%, 1/23/2023	18,075,000	18,570,153
(SOFR + 0.47%), 0.56%, 11/10/2023(b)(c)	21,754,000	21,687,592
(SOFR + 0.46%), 0.53%, 1/25/2024(c)	8,363,000	8,330,125
(SOFR + 0.62%), 0.73%, 4/5/2024(b)(c)	38,073,000	37,975,824
(SOFR + 0.53%), 0.79%, 5/30/2025(c)	25,000,000	24,617,711
State Street Corp. (SOFR + 2.69%), 2.82%, 3/30/2023(b)(c)	15,059,000	15,168,780
UBS AG (Switzerland)
1.75%, 4/21/2022(a)	48,121,000	48,326,527
0.38%, 6/1/2023(a)	36,814,000	36,586,412
(SOFR + 0.36%), 0.41%, 2/9/2024(a)(c)	23,894,000	23,951,751
(SOFR + 0.45%), 0.50%, 8/9/2024(a)(c)	30,423,000	30,530,301

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.22%), 1.38%, 5/23/2023(a)(c)	5,805,000	5,834,959
3.49%, 5/23/2023(a)	290,000	293,800
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(c)	37,834,000	38,379,038
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024(a)(b)(c)	36,500,000	36,477,623

		1,061,292,113

Chemicals — 0.3%
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023(a)	4,703,000	4,862,989
International Flavors & Fragrances, Inc. 0.70%, 9/15/2022(a)	15,000,000	15,008,573
Nutrien Ltd. (Canada) 1.90%, 5/13/2023	22,880,000	23,197,206
Westlake Chemical Corp. 0.88%, 8/15/2024(b)	4,583,000	4,536,948

		47,605,716

Construction Materials — 0.1%
Martin Marietta Materials, Inc. 0.65%, 7/15/2023	16,655,000	16,607,332

Consumer Finance — 4.1%
AerCap Ireland Capital DAC (Ireland)
4.13%, 7/3/2023	20,510,000	21,387,645
1.15%, 10/29/2023	57,979,000	57,804,116
American Express Co.
2.75%, 5/20/2022(b)	117,000	118,063
2.50%, 8/1/2022	8,699,000	8,806,716
2.65%, 12/2/2022	885,000	904,160
3.40%, 2/27/2023	4,933,000	5,092,590
3.70%, 8/3/2023	3,130,000	3,271,195
American Express Credit Corp. (ICE LIBOR USD 3 Month + 0.70%), 0.82%, 3/3/2022(c)	235,000	235,207
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.15%), 0.31%, 2/22/2023(c)	99,001,000	99,000,558
0.35%, 4/20/2023(b)	22,306,000	22,231,143
0.88%, 7/7/2023	9,506,000	9,525,880
Avolon Holdings Funding Ltd. (Ireland) 3.63%, 5/1/2022(a)	42,290,000	42,702,939
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.95%), 1.07%, 3/9/2022(c)	8,214,000	8,225,687
2.60%, 5/11/2023	63,191,000	64,766,712

Investments	Principal Amount ($)	Value ($)
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.22%), 0.35%, 1/6/2022(c)	1,730,000	1,730,190
1.95%, 11/18/2022	7,500,000	7,612,004
2.55%, 11/29/2022(b)	9,656,000	9,860,914
General Motors Financial Co., Inc.
(SOFR + 1.20%), 1.25%, 11/17/2023(c)	23,000,000	23,317,172
1.05%, 3/8/2024	18,436,000	18,317,589
Hyundai Capital Services, Inc. (South Korea) 0.75%, 9/15/2023(a)	13,658,000	13,572,467
John Deere Capital Corp.
3.20%, 1/10/2022	189,000	189,535
(ICE LIBOR USD 3 Month + 0.38%), 0.50%, 3/7/2022(c)	145,000	145,152
2.75%, 3/15/2022	1,000,000	1,007,194
2.80%, 1/27/2023	573,000	587,745
(SOFR + 0.12%), 0.17%, 7/10/2023(b)(c)	66,927,000	66,891,609
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.15%), 0.31%, 2/14/2022(c)	30,437,000	30,443,422
0.45%, 7/22/2022(b)	4,299,000	4,296,498
0.35%, 10/14/2022	30,417,000	30,387,207
(SOFR + 0.20%), 0.25%, 2/13/2023(c)	74,615,000	74,524,627
0.40%, 4/6/2023(b)	60,127,000	59,980,103
(SOFR + 0.33%), 0.38%, 1/11/2024(c)	61,779,000	61,752,469

		748,688,508

Diversified Financial Services — 1.8%
AIG Global Funding
2.70%, 12/15/2021(a)	412,000	412,350
2.30%, 7/1/2022(a)	2,125,000	2,148,403
0.80%, 7/7/2023(a)	8,310,000	8,313,970
0.40%, 9/13/2023(a)	86,231,000	85,550,236
(SOFR + 0.38%), 0.43%, 12/15/2023(a)(c)	48,943,000	48,973,181
Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024(b)	33,597,000	33,224,559
CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022(a)	3,245,000	3,268,072
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024(a)	9,954,000	10,000,929
National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022(b)	2,070,000	2,097,212

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series D, (ICE LIBOR USD 3 Month + 0.07%), 0.22%, 2/16/2023(c)	65,911,000	65,818,715
NTT Finance Corp. (Japan) 0.37%, 3/3/2023(a)	40,004,000	39,887,465
ORIX Corp. (Japan) 2.90%, 7/18/2022	147,000	149,035
Siemens Financieringsmaatschappij NV (Germany)
(ICE LIBOR USD 3 Month + 0.61%), 0.73%, 3/16/2022(a)(c)	1,227,000	1,229,110
0.40%, 3/11/2023(a)(b)	14,889,000	14,883,059
(SOFR + 0.43%), 0.48%, 3/11/2024(a)(c)	23,914,000	23,989,473

		339,945,769

Diversified Telecommunication Services — 0.6%
AT&T, Inc. (SOFR + 0.64%), 0.69%, 3/25/2024(c)	24,755,000	24,769,359
Deutsche Telekom International Finance BV (Germany) 2.49%, 9/19/2023(a)	15,070,000	15,430,872
NBN Co. Ltd. (Australia) 0.88%, 10/8/2024(a)	45,264,000	44,764,286
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 1.00%), 1.12%, 3/16/2022(c)	28,319,000	28,397,161

		113,361,678

Electric Utilities — 1.6%
American Electric Power Co., Inc. Series M, 0.75%, 11/1/2023	9,684,000	9,600,238
Duke Energy Corp.
2.40%, 8/15/2022(b)	29,257,000	29,596,471
3.05%, 8/15/2022(b)	11,908,000	12,046,547
Duke Energy Progress LLC Series A, (ICE LIBOR USD 3 Month + 0.18%), 0.34%, 2/18/2022(c)	15,373,000	15,373,000
Emera US Finance LP (Canada) 0.83%, 6/15/2024(a)	11,121,000	10,966,652
Entergy Louisiana LLC
0.62%, 11/17/2023	34,117,000	33,880,414
0.95%, 10/1/2024	28,710,000	28,430,016
Eversource Energy
Series T, (SOFR + 0.25%), 0.30%, 8/15/2023(b)(c)	22,322,000	22,292,087
Series N, 3.80%, 12/1/2023	174,000	182,726
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.72%), 0.90%, 2/25/2022(c)	42,944,000	43,009,217
2.90%, 4/1/2022	4,780,000	4,817,254
1.95%, 9/1/2022	30,000,000	30,339,959

Investments	Principal Amount ($)	Value ($)
(ICE LIBOR USD 3 Month + 0.27%), 0.43%, 2/22/2023(c)	29,947,000	29,898,486
0.65%, 3/1/2023	19,124,000	19,099,567

		289,532,634

Electrical Equipment — 0.0%(e)
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	1,400,000	1,414,255
Eaton Corp. 2.75%, 11/2/2022	4,062,000	4,140,548

		5,554,803

Electronic Equipment, Instruments & Components — 0.5%
TD SYNNEX Corp. 1.25%, 8/9/2024(a)	42,522,000	42,187,301
Teledyne Technologies, Inc. 0.65%, 4/1/2023	39,910,000	39,666,334

		81,853,635

Entertainment — 0.2%
TWDC Enterprises
18 Corp. 2.55%, 2/15/2022(b)	3,453,000	3,468,138
2.35%, 12/1/2022(b)	5,400,000	5,490,163
Walt Disney Co. (The)
1.65%, 9/1/2022	19,999,000	20,177,324
3.00%, 9/15/2022	5,500,000	5,607,489

		34,743,114

Food & Staples Retailing — 0.4%
7-Eleven, Inc. 0.63%, 2/10/2023(a)	62,391,000	62,199,437
Kroger Co. (The) 2.80%, 8/1/2022(b)	11,902,000	12,058,197

		74,257,634

Food Products — 0.4%
Bunge Ltd. Finance Corp. 3.00%, 9/25/2022	10,841,000	11,031,830
Cargill, Inc. 3.30%, 3/1/2022(a)	3,075,000	3,076,979
Conagra Brands, Inc. 0.50%, 8/11/2023	23,177,000	23,021,598
Mondelez International Holdings Netherlands BV 2.13%, 9/19/2022(a)	20,385,000	20,661,148
Mondelez International, Inc. 0.63%, 7/1/2022	7,039,000	7,045,732
Unilever Capital Corp. (United Kingdom) 3.00%, 3/7/2022	1,541,000	1,552,163

		66,389,450

Gas Utilities — 1.7%
Atmos Energy Corp.
(ICE LIBOR USD 3 Month + 0.38%), 0.50%, 3/9/2023(c)	87,431,000	87,436,987
0.63%, 3/9/2023	55,468,000	55,354,392

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 0.62%, 3/2/2023(c)	27,945,000	27,900,767
0.70%, 3/2/2023(b)	25,216,000	25,139,928
ONE Gas, Inc.
(ICE LIBOR USD 3 Month + 0.61%), 0.72%, 3/11/2023(b)(c)	30,397,000	30,397,562
0.85%, 3/11/2023	82,093,000	81,963,671
Southern Natural Gas Co.LLC 0.63%, 4/28/2023(a)	4,600,000	4,584,633

		312,777,940

Health Care Equipment & Supplies — 0.0%(e)
Abbott Laboratories 2.55%, 3/15/2022	143,000	143,910
DH Europe Finance II SARL 2.05%, 11/15/2022	1,000,000	1,013,840

		1,157,750

Health Care Providers & Services — 0.6%
AmerisourceBergen Corp. 0.74%, 3/15/2023	39,580,000	39,540,721
Anthem, Inc.
3.13%, 5/15/2022	22,700,000	22,971,521
3.30%, 1/15/2023	2,946,000	3,029,411
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 1.01%, 7/15/2023(c)	14,963,000	15,092,468
Humana, Inc. 0.65%, 8/3/2023	16,792,000	16,701,634
UnitedHealth Group, Inc.
2.88%, 12/15/2021	1,265,000	1,266,129
2.88%, 3/15/2022(b)	4,716,000	4,725,734
3.35%, 7/15/2022	2,251,000	2,290,468

		105,618,086

Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp. 2.63%, 1/15/2022	52,053,000	52,181,745
Starbucks Corp. 1.30%, 5/7/2022	10,231,000	10,267,428

		62,449,173

Household Products — 0.2%
Church & Dwight Co., Inc. 2.45%, 8/1/2022	5,800,000	5,865,418
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022(a)	30,205,000	30,481,816

		36,347,234

Industrial Conglomerates — 0.1%
3M Co.
1.75%, 2/14/2023	205,000	207,746
2.25%, 3/15/2023	5,202,000	5,307,958
Honeywell International, Inc.
2.15%, 8/8/2022	3,051,000	3,081,701
0.48%, 8/19/2022(b)	4,401,000	4,401,432

Investments	Principal Amount ($)	Value ($)
Roper Technologies, Inc. 0.45%, 8/15/2022	5,216,000	5,211,284

		18,210,121

Insurance — 5.2%
Athene Global Funding
(ICE LIBOR USD 3 Month + 1.23%), 1.36%, 7/1/2022(a)(c)	1,945,000	1,956,286
1.20%, 10/13/2023(a)	62,010,000	62,310,967
0.95%, 1/8/2024(a)	33,070,000	32,961,227
1.00%, 4/16/2024(a)	28,370,000	28,245,027
(SOFR + 0.70%), 0.75%, 5/24/2024(a)(c)	43,521,000	43,579,623
Brighthouse Financial Global Funding
0.60%, 6/28/2023(a)	11,451,000	11,412,443
1.00%, 4/12/2024(a)	7,007,000	6,972,260
Equitable Financial Life Global Funding
(SOFR + 0.39%), 0.44%, 4/6/2023(a)(c)	63,649,000	63,744,346
Guardian Life Global Funding
2.50%, 5/8/2022(a)	5,994,000	6,049,927
3.40%, 4/25/2023(a)	500,000	518,983
Jackson National Life Global Funding
3.30%, 2/1/2022(a)	4,970,000	4,994,740
2.50%, 6/27/2022(a)	2,091,000	2,113,987
2.38%, 9/15/2022(a)(b)	900,000	913,821
(SOFR + 0.60%), 0.65%, 1/6/2023(a)(c)	22,504,000	22,598,851
3.25%, 1/30/2024(a)	21,256,000	22,242,925
MassMutual Global Funding II
(SOFR + 0.22%), 0.27%, 6/2/2023(a)(b)(c)	110,062,000	110,028,818
0.85%, 6/9/2023(a)	39,446,000	39,548,055
Met Tower Global Funding 0.55%, 7/13/2022(a)(b)	35,928,000	35,943,057
Metropolitan Life Global Funding I
3.38%, 1/11/2022(a)	850,000	852,910
3.00%, 1/10/2023(a)	243,000	249,286
0.90%, 6/8/2023(a)	16,933,000	16,993,298
New York Life Global Funding
2.30%, 6/10/2022(a)	1,650,000	1,666,505
0.40%, 9/20/2022(a)	52,840,000	52,872,942
1.10%, 5/5/2023(a)(b)	15,873,000	15,989,124
(SOFR + 0.19%), 0.24%, 6/30/2023(a)(c)	38,671,000	38,647,492
Principal Life Global Funding II 1.25%, 5/11/2023(a)(b)	84,951,000	85,692,813
Protective Life Global Funding
0.33%, 12/9/2022(a)	180,705,000	180,546,314
1.08%, 6/9/2023(a)	8,062,000	8,112,315
Reliance Standard Life Global Funding II 2.63%, 7/22/2022(a)	9,073,000	9,192,225
2.15%, 1/21/2023(a)	9,976,000	10,130,397
2.50%, 10/30/2024(a)	2,780,000	2,863,013

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Suncorp-Metway Ltd. (Australia) 2.80%, 5/4/2022(a)	145,000	146,418
Swiss Re Treasury U.S. Corp. (Switzerland) 2.88%, 12/6/2022(a)	35,796,000	36,552,569

		956,642,964

IT Services — 0.0%(e)
International Business Machines Corp.
1.88%, 8/1/2022	1,775,000	1,791,248
2.88%, 11/9/2022	2,215,000	2,262,932

		4,054,180

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc. (SOFR + 0.35%), 0.40%, 4/18/2023(b)(c)	135,732,000	135,805,458

Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 4.13%, 5/30/2023(a)	5,620,000	5,868,785
Newmont Corp. 3.50%, 3/15/2022	13,848,000	13,862,777

		19,731,562

Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co. 3.75%, 11/15/2023	2,000,000	2,104,731
CenterPoint Energy, Inc. (SOFR + 0.65%), 0.70%, 5/13/2024(c)	35,739,000	35,737,212
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.65%, 9/15/2023(c)	31,071,000	31,078,179
DTE Energy Co. Series H, 0.55%, 11/1/2022	13,623,000	13,600,240
Engie SA (France) 2.88%, 10/10/2022(a)	3,700,000	3,768,705
WEC Energy Group, Inc. 0.55%, 9/15/2023	15,845,000	15,722,136

		102,011,203

Oil, Gas & Consumable Fuels — 1.1%
APT Pipelines Ltd. (Australia) 4.20%, 3/23/2025(a)	12,446,000	13,392,422
Enbridge, Inc. (Canada) (SOFR + 0.40%), 0.45%, 2/17/2023(c)	22,769,000	22,762,852
Enterprise Products Operating LLC 4.05%, 2/15/2022(b)	486,000	489,378
Equinor ASA (Norway) 2.45%, 1/17/2023	1,130,000	1,152,150
Exxon Mobil Corp. 1.90%, 8/16/2022	10,747,000	10,860,245
1.57%, 4/15/2023(b)	48,100,000	48,702,779

Investments	Principal Amount ($)	Value ($)
Phillips 66 4.30%, 4/1/2022(b)	1,068,000	1,080,841
Pioneer Natural Resources Co. 0.75%, 1/15/2024	23,563,000	23,387,501
Saudi Arabian Oil Co. (Saudi Arabia)
2.75%, 4/16/2022(a)	4,800,000	4,838,400
1.25%, 11/24/2023(a)	8,000,000	8,004,000
Suncor Energy, Inc. (Canada) 2.80%, 5/15/2023(b)	11,248,000	11,524,402
TransCanada PipeLines Ltd. (Canada)
2.50%, 8/1/2022	24,483,000	24,788,421
3.75%, 10/16/2023(b)	25,013,000	26,103,944

		197,087,335

Pharmaceuticals — 0.9%
AstraZeneca plc (United Kingdom) 0.30%, 5/26/2023	105,524,000	104,971,122
Bristol-Myers Squibb Co.
3.55%, 8/15/2022	503,000	514,054
0.54%, 11/13/2023	1,180,000	1,175,988
EMD Finance LLC (Germany) 2.95%, 3/19/2022(a)	27,788,000	27,877,154
GlaxoSmithKline Capital plc (United Kingdom)
2.85%, 5/8/2022	15,098,000	15,259,719
2.88%, 6/1/2022	4,285,000	4,326,916
Pfizer, Inc. 2.80%, 3/11/2022(b)	247,000	248,627
Takeda Pharmaceutical Co. Ltd. (Japan) 4.40%, 11/26/2023	1,125,000	1,197,346
Viatris, Inc. 1.13%, 6/22/2022	17,844,000	17,870,719

		173,441,645

Road & Rail — 0.6%
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	15,483,000	15,712,814
Penske Truck Leasing Co. LP
3.38%, 2/1/2022(a)	15,406,000	15,406,000
4.88%, 7/11/2022(a)	35,440,000	36,327,626
4.25%, 1/17/2023(a)	677,000	702,166
2.70%, 3/14/2023(a)	5,895,000	6,021,119
4.13%, 8/1/2023(a)	2,500,000	2,621,757
Ryder System, Inc.
2.88%, 6/1/2022	6,291,000	6,349,550
3.40%, 3/1/2023	5,740,000	5,918,353
Triton Container International Ltd. (Bermuda) 0.80%, 8/1/2023(a)	22,739,000	22,639,517

		111,698,902

Software — 0.4%
Oracle Corp.
2.50%, 5/15/2022	6,980,000	7,021,602
2.50%, 10/15/2022	17,209,000	17,493,834

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
VMware, Inc.
2.95%, 8/21/2022(b)	25,197,000	25,552,203
0.60%, 8/15/2023	25,574,000	25,422,805

		75,490,444

Specialty Retail — 0.0%(e)
AutoZone, Inc. 2.88%, 1/15/2023	5,100,000	5,193,500

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 1.70%, 9/11/2022	21,091,000	21,301,151

Thrifts & Mortgage Finance — 1.9%
BPCE SA (France)
2.75%, 12/2/2021	10,782,000	10,782,000
(ICE LIBOR USD 3 Month + 0.30%), 0.43%, 1/14/2022(a)(c)	86,643,000	86,667,473
(SOFR + 0.44%), 0.49%, 2/17/2022(a)(b)(c)	53,697,000	53,730,496
(ICE LIBOR USD 3 Month + 1.22%), 1.38%, 5/22/2022(a)(c)	2,490,000	2,502,863
3.00%, 5/22/2022(a)	17,882,000	18,092,543
(ICE LIBOR USD 3 Month + 0.88%), 1.00%, 5/31/2022(c)	27,250,000	27,345,272
2.75%, 1/11/2023(a)	5,000,000	5,118,744
Nationwide Building Society (United Kingdom)
2.00%, 1/27/2023(a)(b)	55,589,000	56,492,677
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023(a)(c)	55,942,000	56,565,297
0.55%, 1/22/2024(a)	35,158,000	34,724,561

		352,021,926

Tobacco — 0.3%
Philip Morris International, Inc.
2.38%, 8/17/2022(b)	11,000,000	11,134,802
2.50%, 8/22/2022	160,000	162,498
2.50%, 11/2/2022	2,620,000	2,661,711
Reynolds American, Inc. (United Kingdom) 4.85%, 9/15/2023	45,368,000	48,361,034

		62,320,045

Trading Companies & Distributors — 0.5%
Air Lease Corp.
(ICE LIBOR USD 3 Month + 0.35%), 0.47%, 12/15/2022(c)	80,375,000	80,350,900
2.75%, 1/15/2023	8,829,000	8,999,779
Aviation Capital Group LLC 2.88%, 1/20/2022(a)	2,986,000	2,989,258

Investments	Principal Amount ($)	Value ($)
International Lease Finance Corp. 8.63%, 1/15/2022	3,250,000	3,280,051

		95,619,988

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) 3.13%, 7/16/2022	14,788,000	14,961,759
Rogers Communications, Inc. (Canada) (ICE LIBOR USD 3 Month + 0.60%), 0.73%, 3/22/2022(b)(c)	43,334,000	43,391,210

		58,352,969

TOTAL CORPORATE BONDS (Cost $11,082,761,042)		11,079,874,469

ASSET-BACKED SECURITIES — 13.0%
522 Funding CLO Ltd. (Cayman Islands) Series 2019-4A, Class AR, 1.21%, 4/20/2030(a)(f)	50,000,000	49,987,400
AIMCO CLO Ltd. (Cayman Islands) Series 2019-10A, Class AR, 1.19%, 7/22/2032(a)(f)	30,000,000	29,999,940
Anchorage Capital CLO Ltd. (Cayman Islands) Series 2016-9A, Class AR2, 1.26%, 7/15/2032(a)(f)	12,000,000	11,996,964
Apidos CLO (Cayman Islands)
Series 2015-21A, Class A1R, 1.05%, 7/18/2027(a)(f)	10,961,789	10,972,893
Series 2016-24A, Class A1AL, 1.08%, 10/20/2030(a)(f)	35,000,000	34,991,250
Series 2019-31A, Class A1R, 1.22%, 4/15/2031(a)(f)	28,565,000	28,599,278
Ares CLO Ltd. (Cayman Islands) Series 2013-2A, Class XR2, 1.08%, 10/28/2034(a)(f)	5,000,000	4,999,985
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 1.21%, 4/22/2031(a)(f)	24,675,000	24,668,782
Avery Point CLO Ltd. (Cayman Islands)
Series 2015-6A, Class AR2, 1.04%, 8/5/2027(a)(f)	44,036,399	44,025,302
Series 2015-7A, Class AR2, 1.08%, 1/15/2028(a)(f)	26,674,492	26,686,442

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class X, 0.95%, 4/19/2034(a)(f)	5,400,000	5,399,989
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2016-2A, Class ARR, 1.09%, 1/15/2029(a)(f)	42,510,206	42,544,511
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 1.14%, 10/20/2031(a)(f)	25,955,000	25,948,459
Series 2019-1A, Class A1R, 1.15%, 7/15/2032(a)(f)	42,764,000	42,753,224
Barings CLO Ltd. (Cayman Islands) Series 2013-IA, Class AR, 0.93%, 1/20/2028(a)(f)	31,927,518	31,945,525
Benefit Street Partners CLO Ltd. (Cayman Islands)
Series 2013-IIA, Class A1R2, 0.99%, 7/15/2029(a)(f)	22,855,725	22,873,598
Series 2013-IIIA, Class A1R2, 1.13%, 7/20/2029(a)(f)	45,085,779	45,067,880
Series 2016-10A, Class X, 0.73%, 4/20/2034(a)(f)	1,156,250	1,155,960
Series 2015-6BR, Class X, 0.83%, 7/20/2034(a)(f)	2,700,000	2,699,995
BlueMountain CLO Ltd. (Cayman Islands)
Series 2012-2A, Class AR2, 1.21%, 11/20/2028(a)(f)	5,930,828	5,934,819
BMW Vehicle Lease Trust Series 2021-2, Class A2, 0.19%, 11/27/2023	69,512,000	69,434,585
Buckhorn Park CLO Ltd. (Cayman Islands)
Series 2019-1A, Class XR, 0.77%, 7/18/2034(a)(f)	4,583,333	4,583,328
Capital One Prime Auto Receivables Trust Series 2020-1, Class A3, 1.60%, 11/15/2024	14,420,595	14,534,672
CarMax Auto Owner Trust
Series 2020-4, Class A2, 0.31%, 1/16/2024	17,751,019	17,750,176
Series 2018-3, Class A4, 3.27%, 3/15/2024	15,600,000	15,853,037
Series 2021-2, Class A2A, 0.27%, 6/17/2024	28,519,121	28,508,597
Series 2021-4, Class A2A, 0.24%, 11/15/2024	47,650,000	47,504,806
Carvana Auto Receivables Trust Series 2021-P3, Class A2, 0.38%, 1/10/2025	54,670,000	54,569,484

Investments	Principal Amount ($)	Value ($)
CBAM Ltd. (Cayman Islands) Series 2017-2A, Class XR, 0.82%, 7/17/2034(a)(f)	4,375,000	4,374,991
CIFC Funding Ltd. (Cayman Islands)
Series 2017-1A, Class AR, 1.14%, 4/23/2029(a)(f)	5,652,126	5,655,251
Series 2017-5A, Class A1, 1.30%, 11/16/2030(a)(f)	36,840,000	36,858,273
Series 2019-1A, Class AR, 1.23%, 4/20/2032(a)(f)	1,000,000	1,001,215
Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022(a)(f)	764,173	766,238
Dell Equipment Finance Trust Series 2021-2, Class A2, 0.33%, 12/22/2026(a)	31,903,000	31,799,200
Drive Auto Receivables Trust Series 2021-2, Class A2, 0.36%, 5/15/2024	73,749,000	73,714,950
Dryden Senior Loan Fund (Cayman Islands)
Series 2017-47A, Class A1R, 1.10%, 4/15/2028(a)(f)	35,000,000	34,978,895
Series 2013-30A, Class AR, 0.98%, 11/15/2028(a)(f)	27,320,265	27,359,443
Series 2014-36A, Class AR3, 1.14%, 4/15/2029(a)(f)	45,094,552	45,123,007
Series 2017-49A, Class AR, 1.07%, 7/18/2030(a)(f)	40,000,000	40,054,080
Elmwood CLO Ltd. (Cayman Islands) Series 2021-3A, Class A, 1.13%, 10/20/2034(a)(f)	30,000,000	30,017,280
Exeter Automobile Receivables Trust
Series 2021-2A, Class A2, 0.27%, 1/16/2024	13,635,315	13,632,698
Series 2021-1A, Class A3, 0.34%, 3/15/2024	3,632,094	3,632,348
Series 2021-2A, Class A3, 0.30%, 10/15/2024	10,937,000	10,914,841
Series 2021-3A, Class A3, 0.35%, 2/18/2025	24,529,000	24,477,440
Ford Credit Auto Owner Trust Series 2020-C, Class A2, 0.25%, 10/15/2023	19,774,505	19,771,675
Galaxy CLO Ltd. (Cayman Islands)
Series 2013-15A, Class ARR, 1.09%, 10/15/2030(a)(f)	32,560,000	32,568,010
Series 2016-22A, Class XRR, 1.02%, 4/16/2034(a)(f)	3,789,474	3,789,466
GM Financial Automobile Leasing Trust Series 2020-3, Class A2A, 0.35%, 11/21/2022	5,292,038	5,292,346

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GM Financial Consumer Automobile Receivables Trust Series 2020-4, Class A2, 0.26%, 11/16/2023	2,306,079	2,306,018
Goldentree Loan Management US CLO Ltd. (Cayman Islands) Series 2020-7A, Class XR, 0.63%, 4/20/2034(a)(f)	3,750,000	3,749,996
Harriman Park CLO Ltd. (Cayman Islands) Series 2020-1A, Class XR, 0.73%, 4/20/2034(a)(f)	4,166,666	4,173,199
Hyundai Auto Receivables Trust Series 2020-C, Class A2, 0.26%, 9/15/2023	29,599,650	29,598,720
ICG US CLO Ltd. (Cayman Islands) Series 2016-1A, Class XRR, 1.03%, 4/29/2034(a)(f)	3,578,948	3,578,941
KKR CLO Ltd. (Cayman Islands)
Series 13, Class A1R, 0.92%, 1/16/2028(a)(f)	6,452,977	6,436,890
Series 28A, Class A, 1.26%, 3/15/2031(a)(f)	12,379,544	12,407,695
Series 32A, Class A1, 1.44%, 1/15/2032(a)(f)	18,000,000	18,050,094
Series 24, Class A1R, 1.21%, 4/20/2032(a)(f)	20,000,000	20,017,000
Series 16, Class X, 0.88%, 10/20/2034(a)(f)	7,000,000	6,999,986
LCM LP (Cayman Islands)
Series 20A, Class AR, 1.17%, 10/20/2027(a)(f)	12,189,773	12,189,675
Series 14A, Class AR, 1.17%, 7/20/2031(a)(f)	12,980,000	12,996,329
LCM Ltd. (Cayman Islands)
Series 24A, Class AR, 1.11%, 3/20/2030(a)(f)	32,944,000	32,966,040
Series 29A, Class AR, 1.19%, 4/15/2031(a)(f)	20,000,000	20,020,240
LMREC LLC Series 2021-CRE4, Class A, 1.14%, 4/22/2037(a)(f)	29,419,000	29,423,089
Longfellow Place CLO Ltd. (Cayman Islands) Series 2013-1A, Class AR3, 1.12%, 4/15/2029(a)(f)	18,702,124	18,697,411
Magnetite Ltd. (Cayman Islands)
Series 2012-7A, Class A1R2, 0.92%, 1/15/2028(a)(f)	29,632,570	29,671,092
Series 2016-18A, Class AR, 1.24%, 11/15/2028(a)(f)	8,404,958	8,407,060
Series 2020-25A, Class A, 1.32%, 1/25/2032(a)(f)	20,250,000	20,252,450

Investments	Principal Amount ($)	Value ($)
Series 2017-19A, Class X, 0.82%, 4/17/2034(a)(f)	5,000,000	4,999,990
Marathon CLO Ltd. (Cayman Islands) Series 2019-1A, Class AANR, 1.44%, 4/15/2032(a)(f)	35,000,000	34,991,110
MP CLO III Ltd. (Cayman Islands) Series 2013-1A, Class AR, 1.38%, 10/20/2030(a)(f)	9,000,000	9,002,223
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 1.04%, 10/15/2029(a)(f)	23,449,666	23,465,729
Neuberger Berman CLO Ltd. (Cayman Islands)
Series 2013-14A, Class AR2, 1.17%, 1/28/2030(a)(f)	16,000,000	16,001,872
Series 2017-16SA, Class XR, 0.92%, 4/15/2034(a)(f)	5,000,000	4,999,990
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2017-26A, Class AR, 1.06%, 10/18/2030(a)(f)	38,286,000	38,276,390
Series 2020-37A, Class AR, 1.10%, 7/20/2031(a)(f)	24,247,000	24,256,020
Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.09%, 7/25/2030(a)(f)	30,619,000	30,611,284
Newark BSL CLO Ltd. (Cayman Islands) Series 2016-1A, Class A1R, 1.23%, 12/21/2029(a)(f)	32,778,479	32,790,705
OCP CLO Ltd. (Cayman Islands)
Series 2015-9A, Class A1R, 0.92%, 7/15/2027(a)(f)	483,136	483,096
Series 2016-12A, Class A1R, 1.24%, 10/18/2028(a)(f)	731,911	731,919
Series 2020-8RA, Class A1, 1.34%, 1/17/2032(a)(f)	35,000,000	34,991,145
Series 2019-17A, Class XR, 0.78%, 7/20/2032(a)(f)	187,500	187,500
Series 2019-17A, Class A1R, 1.17%, 7/20/2032(a)(f)	25,500,000	25,493,574
Series 2020-19A, Class XR, 0.83%, 10/20/2034(a)(f)	1,093,750	1,093,846
Octagon Investment Partners 30 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.13%, 3/17/2030(a)(f)	35,000,000	35,006,090
Octagon Investment Partners 35 Ltd. (Cayman Islands) Series 2018-1A, Class A1A, 1.19%, 1/20/2031(a)(f)	35,000,000	35,000,140

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
OHA Credit Funding Ltd. (Cayman Islands) Series 2020-7A, Class X, 0.72%, 10/19/2032(a)(f)	1,500,000	1,499,999
OHA Credit Partners Ltd. (Cayman Islands) Series 2016-13A, Class XR, 1.00%, 10/25/2034(a)(f)	2,000,000	1,999,992
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2018-4A, Class A1, 1.06%, 11/15/2026(a)(f)	358,188	357,960
Series 2018-5A, Class A1, 0.98%, 1/20/2027(a)(f)	1,816,295	1,817,526
Series 2019-2A, Class A1, 1.10%, 4/20/2027(a)(f)	3,880,563	3,880,272
Series 2019-4A, Class A1, 1.02%, 10/24/2027(a)(f)	13,693,810	13,696,892
Series 2020-1A, Class A1, 0.96%, 2/20/2028(a)(f)	10,932,410	10,935,296
Series 2020-2A, Class A1, 1.13%, 4/20/2028(a)(f)	11,054,058	11,058,258
Series 2020-4A, Class A1, 1.18%, 11/25/2028(a)(f)	42,059,372	42,067,447
Series 2021-1A, Class A1, 1.03%, 4/20/2029(a)(f)	39,499,438	39,489,484
Series 2021-2A, Class A1, 0.96%, 5/20/2029(a)(f)	33,530,229	33,521,813
Series 2021-3A, Class A1, .97%, 7/20/2029(a)(f)	48,275,000	48,262,738
Series 2021-4A, Class A1, 0.92%, 10/15/2029(a)(f)	40,000,000	39,996,400
Santander Drive Auto Receivables Trust
Series 2021-2, Class A2, 0.28%, 4/15/2024	15,017,489	15,013,110
Series 2021-2, Class A3, 0.34%, 2/18/2025	14,986,000	14,967,335
Sculptor CLO Ltd. (Cayman Islands) Series 27A, Class X, 1.21%, 7/20/2034(a)(f)	4,000,000	3,999,968
Shackleton 2014-VI-R CLO Ltd. (Cayman Islands) Series 2014-6RA, Class A, 1.14%, 7/17/2028(a)(f)	1,503,558	1,504,647
Shackleton CLO Ltd. (Cayman Islands)
Series 2015-8A, Class A1R, 1.05%, 10/20/2027(a)(f)	15,341,759	15,359,509
Series 2015-8A, Class A2R, 1.05%, 10/20/2027(a)(f)	5,660,449	5,653,719

Investments	Principal Amount ($)	Value ($)
Sound Point CLO II Ltd. (Cayman Islands) Series 2013-1A, Class A1R, 1.19%, 1/26/2031(a)(f)	2,430,000	2,429,388
Sound Point CLO Ltd. (Cayman Islands)
Series 2018-2A, Class A, 1.22%, 7/26/2031(a)(f)	11,000,000	11,000,693
Series 2019-1A, Class AR, 1.21%, 1/20/2032(a)(f)	19,268,000	19,263,144
Southwick Park CLO LLC (Cayman Islands) Series 2019-4A, Class A1R, 1.22%, 7/20/2032(a)(f)	15,000,000	15,000,000
Symphony CLO Ltd. (Cayman Islands)
Series 2014-14A, Class AR, 1.08%, 7/14/2026(a)(f)	13,824,981	13,833,635
Series 2018-20A, Class X, 1.12%, 1/16/2032(a)(f)	1,125,000	1,125,000
Series 2020-24A, Class A, 1.32%, 1/23/2032(a)(f)	28,550,000	28,603,960
Symphony Static CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 0.96%, 10/25/2029(a)(f)	36,500,000	36,490,802
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 1.05%, 7/15/2030(a)(f)	20,000,000	20,008,420
Tesla Auto Lease Trust Series 2020-A, Class A3, 0.68%, 12/20/2023(a)	5,184,000	5,192,323
Treman Park CLO Ltd. (Cayman Islands) Series 2015-1A, Class ARR, 1.20%, 10/20/2028(a)(f)	12,954,266	12,963,942
Venture CLO Ltd. (Cayman Islands)
Series 2016-25A, Class ARR, 1.15%, 4/20/2029(a)(f)	1,903,954	1,903,733
Series 2018-33A, Class A1LR, 1.18%, 7/15/2031(a)(f)	31,836,000	31,827,978
Series 2019-36A, Class XR, 0.83%, 4/20/2032(a)(f)	4,583,333	4,583,324
Series 2021-43A, Class X, 1.17%, 4/15/2034(a)(f)	5,000,000	4,999,985
Westlake Automobile Receivables Trust Series 2021-3A, Class A2, 0.57%, 9/16/2024(a)	6,007,000	6,004,786
Wind River CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR, 1.17%, 7/15/2028(a)(f)	8,419,282	8,417,161

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
World Omni Select Auto Trust Series 2021-A, Class A2, 0.29%, 2/18/2025	29,895,000	29,860,492

TOTAL ASSET-BACKED SECURITIES (Cost $2,393,006,133)		2,394,688,207

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
ACRE Commercial Mortgage Ltd. (Cayman Islands) Series 2021-FL4, Class A, 0.92%, 12/18/2037(a)(f)	10,653,827	10,624,018
Benchmark Mortgage Trust
Series 2018-B3, Class A2, 3.85%, 4/10/2051	5,135,062	5,270,977
Series 2018-B5, Class A2, 4.08%, 7/15/2051	5,000,000	5,181,011
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A, 0.79%, 9/15/2036(a)(f)	13,404,255	13,337,041
Series 2020-BXLP, Class A, 0.89%, 12/15/2036(a)(f)	19,197,593	19,179,539
Series 2020-VKNG, Class A, 1.02%, 10/15/2037(a)(f)	26,133,222	26,180,194
Series 2021-SOAR, Class A, 0.76%, 6/15/2038(a)(f)	23,686,305	23,553,399
BX Trust Series 2021-LBA, Class AJV, 0.89%, 2/15/2036(a)(f)	39,712,098	39,689,176
BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 1.56%, 3/15/2037(a)(f)	45,000,000	45,053,820
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B, 4.34%, 10/10/2047‡(f)	8,626,000	9,126,468
Series 2018-B2, Class A2, 3.79%, 3/10/2051	6,000,000	6,143,522
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1.07%, 5/15/2036(a)(f)	28,000,000	27,999,994
DBGS Mortgage Trust Series 2018-BIOD, Class A, 0.89%, 5/15/2035(a)(f)	26,753,605	26,721,073
GS Mortgage Securities Corp. Trust Series 2021-RENT, Class A, 0.79%, 11/21/2035(a)(f)	5,000,052	4,978,085
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035(a)	10,000,000	10,370,589

Investments	Principal Amount ($)	Value ($)
KNDL Mortgage Trust Series 2019-KNSQ, Class A, 0.89%, 5/15/2036(a)(f)	5,600,000	5,600,013
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A3, 2.86%, 12/15/2048	6,689,472	6,744,633
Morgan Stanley Capital I Trust Series 2018-H3, Class A2, 4.00%, 7/15/2051	3,694,551	3,822,450
SREIT Trust Series 2021-MFP, Class A, 0.83%, 11/15/2038(a)(f)	6,000,000	5,973,936
UBS Commercial Mortgage Trust
Series 2018-C8, Class A2, 3.71%, 2/15/2051	6,569,000	6,728,313
Series 2018-C11, Class A2, 3.99%, 6/15/2051	2,163,263	2,220,299
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 1.24%, 2/15/2040(a)(f)	31,490,985	31,499,718
Series 2018-C46, Class A2, 4.06%, 8/15/2051	11,096,220	11,448,566
WFRBS Commercial Mortgage Trust
Series 2013-UBS1, Class AS, 4.31%, 3/15/2046(f)	6,584,641	6,947,819
Series 2014-C22, Class AS, 4.07%, 9/15/2057(f)	6,901,000	7,303,096

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $363,241,032)		361,697,749

CERTIFICATES OF DEPOSIT — 0.2%
UBS AG (Switzerland) 0.46%, 12/2/2022 (Cost $40,092,000)	40,092,000	40,153,859

FOREIGN GOVERNMENT SECURITIES — 0.1%
Svensk Exportkredit AB (Sweden) (SOFR + 1.00%), 1.05%, 5/25/2023(c)(Cost $28,731,541)	28,420,000	28,794,851

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS — 26.6%
CERTIFICATES OF DEPOSIT — 3.8%
Bank of Montreal (Canada)
0.20%, 8/19/2022	47,336,000	47,291,602
0.40%, 11/18/2022	55,800,000	55,796,703
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.17%), 0.22%, 2/25/2022(c)	47,281,000	47,291,509
(SOFR + 0.16%), 0.21%, 2/28/2022(c)	27,241,000	27,246,446
DZ Bank AG (Germany) (ICE LIBOR USD 3 Month + 0.20%), 0.36%, 2/17/2022(c)	19,025,000	19,033,086
First Abu Dhabi Bank USA NV (ICE LIBOR USD 3 Month + 0.17%), 0.29%, 12/14/2021(c)	53,300,000	53,302,248
Kookmin Bank (South Korea) (ICE LIBOR USD 1 Month + 0.29%), 0.38%, 12/20/2021(c)	49,869,000	49,876,927
Lloyds Bank Corporate Markets plc (United Kingdom) 0.24%, 2/22/2022	63,514,000	63,529,370
Natixis SA (France) 0.22%, 2/2/2022	44,000,000	44,007,261
Norinchukin Bank (The) (Japan)
0.37%, 12/1/2021	132,661,000	132,662,167
0.37%, 12/3/2021	108,726,000	108,728,816
Shinhan Bank (South Korea) 0.44%, 1/10/2022	32,416,000	32,427,609
Sumitomo Mitsui Banking Corp. (Japan) (SOFR + 0.18%), 0.23%, 8/2/2022(c)	23,400,000	23,388,547

TOTAL CERTIFICATES OF DEPOSIT (Cost $704,574,978)		704,582,291

COMMERCIAL PAPER — 7.8%
Albemarle Corp. 0.32%, 1/6/2022(a)	46,200,000	46,181,149
American Electric Power Co., Inc. 0.20%, 1/18/2022(a)	13,150,000	13,147,047
AT&T, Inc. 0.40%, 12/14/2021(a)	64,420,000	64,416,517
Banco Del Estado De Chile (Chile) 0.25%, 8/8/2022(a)(g)	40,000,000	39,909,082
Barclays Bank plc (United Kingdom)
0.30%, 2/9/2022(a)(g)	9,892,000	9,888,859
0.30%, 2/10/2022(a)(g)	10,901,000	10,897,468
Baxter International, Inc. 0.25%, 1/13/2022(a)	8,600,000	8,598,329

Investments	Principal Amount ($)	Value ($)
BP Capital Markets plc (United Kingdom)
0.30%, 1/11/2022(a)(g)	15,302,000	15,300,179
0.29%, 1/28/2022(a)(g)	4,450,000	4,449,067
Caisse des Depots et Consignations (France) 0.19%, 1/26/2022(a)(g)	4,500,000	4,499,231
Cigna Corporate Services LLC 0.28%, 2/15/2022(a)(g)	52,400,000	52,373,886
Credit Industriel et Commercial (France) 0.24%, 3/31/2022(a)(g)	1,500,000	1,499,440
Enbridge US, Inc. 0.31%, 4/4/2022(a)	54,904,000	54,851,955
Enel Finance America LLC
0.40%, 4/6/2022(a)(g)	49,000,000	48,948,660
0.41%, 4/21/2022(a)(g)	35,000,000	34,956,927
0.33%, 5/19/2022(a)(g)	8,500,000	8,486,072
0.40%, 9/29/2022(a)	16,093,000	16,031,641
0.40%, 10/3/2022(a)	16,338,000	16,274,328
Eni Finance USA, Inc. (Italy)
0.45%, 2/28/2022(a)(g)	28,500,000	28,482,188
0.45%, 3/4/2022(a)(g)	27,290,000	27,272,114
First Abu Dhabi Bank PJSC (United Arab Emirates) 0.25%, 6/29/2022(a)(g)	169,935,000	169,656,118
Glencore Funding LLC (Australia) 0.30%, 1/12/2022(a)(g)	51,150,000	51,131,671
HSBC USA, Inc. 0.29%, 8/1/2022(a)	1,000,000	996,943
International Flavors and Fragrances, Inc. 0.50%, 2/22/2022(a)	29,200,000	29,183,920
Keurig Dr Pepper, Inc. 0.23%, 12/30/2021(a)(g)	33,000,000	32,995,875
Mitsubishi HC Capital America, Inc. (Japan) 0.40%, 1/18/2022	21,834,000	21,827,908
National Bank of Canada (Canada) 0.33%, 11/9/2022(a)	49,900,000	49,728,821
National Grid plc (United Kingdom)
0.30%, 1/18/2022(a)	9,500,000	9,497,867
0.30%, 1/19/2022(a)	50,000,000	49,988,403
Parker-Hannifin Corp. 0.35%, 1/27/2022(a)	43,030,000	43,005,736
Royal Bank of Canada (Canada)
0.25%, 10/11/2022(a)	184,382,000	183,770,543
0.40%, 11/15/2022(a)	52,500,000	52,289,708
Schlumberger Investment SA 0.08%, 12/30/2021(a)	6,200,000	6,199,587
Societe Generale SA (France) 0.31%, 12/2/2021(a)(g)	29,850,000	29,849,884
Standard Chartered Bank (United Kingdom) 0.27%, 10/14/2022(a)	67,223,000	66,985,479
Telstra Corp. Ltd. (Australia) 0.30%, 2/7/2022(a)(g)	21,244,000	21,236,304
Viatris, Inc. 0.56%, 1/26/2022(a)(g)	26,000,000	25,983,657

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Westpac Securities NZ Ltd. (New Zealand) 0.25%, 10/7/2022(a)	82,043,000	81,772,253

TOTAL COMMERCIAL PAPER (Cost $1,432,907,406)		1,432,564,816

	Shares
INVESTMENT COMPANIES — 13.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(h)(i)(Cost $2,425,858,665)	2,425,858,665	2,425,858,665

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.10%(h)(i)	54,733,182	54,727,708
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(h)(i)	5,917,100	5,917,100

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $60,648,981)		60,644,808

	Principal Amount ($)
REPURCHASE AGREEMENTS — 0.5%
Wells Fargo Securities LLC, 0.60%, dated 12/31/2021, due 12/22/2021, repurchase price $99,985,000, collateralized by Asset-Backed Securities, 0.00% - 5.12%, due 1/18/2024 - 9/25/2065 and Collateralized Mortgage Obligations, 0.49% - 5.51%, due 10/12/2032 - 9/17/2057, with the value of $106,810,326. (Cost $100,000,000)	100,000,000	100,000,000
U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Bills 1.00%, 12/9/2021(g)(Cost $199,999,556)	200,000,000	199,998,666

TOTAL SHORT-TERM INVESTMENTS (COST $4,923,989,586)		4,923,649,246

Total Investments — 101.9% (Cost $18,831,821,334)		18,828,858,381

Investments	Principal Amount ($)	Value ($)
Liabilities in Excess of Other Assets — (1.9)%		(349,600,872)

Net Assets — 100.0%		18,479,257,509

Percentages indicated are based on net assets.

Abbreviations

CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 is $59,033,275.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.

(e)	Amount rounds to less than 0.1% of net assets.
(f)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.

(g)	The rate shown is the effective yield as of November 30, 2021.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 2 Year Note	(4,937)	03/2022	USD	(1,079,274,489)	1,333,112

Abbreviations

USD	United States Dollar

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,394,688,207	$—	$2,394,688,207
Certificates of Deposit	—	40,153,859	—	40,153,859
Commercial Mortgage-Backed Securities	—	352,571,281	9,126,468	361,697,749
Corporate Bonds	—	11,079,874,469	—	11,079,874,469
Foreign Government Securities	—	28,794,851	—	28,794,851
Short-Term Investments
Certificates of Deposit	—	704,582,291	—	704,582,291
Commercial Paper	—	1,432,564,816	—	1,432,564,816
Investment Companies	2,425,858,665	—	—	2,425,858,665
Investment of Cash Collateral from
Securities Loaned	60,644,808	—	—	60,644,808
Repurchase Agreements	—	100,000,000	—	100,000,000
U.S. Treasury Obligations	—	199,998,666	—	199,998,666

Total Short-Term Investments	2,486,503,473	2,437,145,773	—	4,923,649,246

Total Investments in Securities	$2,486,503,473	$16,333,228,440	$9,126,468	$18,828,858,381

Appreciation in Other Financial Instruments
Futures Contracts	$1,333,112	$—	$—	$1,333,112

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.10%(a)(b)	$32,735,455	$263,999,999	$242,000,000	$(3,573)	$(4,173)	$54,727,708	54,733,182	$27,087	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	—	5,763,163,308	3,337,304,643	—	—	2,425,858,665	2,425,858,665	118,473	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	5,643,500	109,632,134	109,358,534	—	—	5,917,100	5,917,100	1,187	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	763,604,992	2,315,202,492	3,078,807,484	—	—	—	—	21,308	—

Total	$801,983,947	$8,451,997,933	$6,767,470,661	$(3,573)	$(4,173)	$2,486,503,473		$168,055	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.